UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2001

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, April 23, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name





Capital Management Associates
FORM 13F
March 31, 2001

                                                                                                Voting Authority
                                    Title of           Value    Shares/Sh/ Put/ InvstmtOther
Name of Issuer                      class  CUSIP      (x$1000) Prn Amt Prn Call DscretnManagers  Sole    Shared None

ALBERTSON'S INC                     COM     013104104   26447  831150SH         Sole            831150
ANALOG DEVICES INC COM              COM     032654105   12264  338400SH         Sole            338400
APACHE CORP.                        COM     037411105   17839  309650SH         Sole            309650
BARD (C.R.) INC.                    COM     067383109   19041  419400SH         Sole            419400
BOWATER INC.                        COM     102183100    9570  201900SH         Sole            201900
BRINKER INTERNATIONAL INC           COM     109641100   20395  730725SH         Sole            730725
CENDANT CORP                        COM     151313103    9250  634000SH         Sole            634000
COMPASS BANCSHARES INC              COM     20449h109   20826  974300SH         Sole            974300
CONSTELLATION ENERGY GROUP          COM     210371100   15933  361300SH         Sole            361300
DEERE & CO                          COM     244199105    8207  225850SH         Sole            225850
DIAL CORP.                          COM     25247D101   17831 1426450SH         Sole           1426450
ENSCO INTERNATIONAL INC             COM     26874Q100   16747  478500SH         Sole            478500
FLOWERS FOODS INC.                  COM     343498101    8370  416430SH         Sole            416430
HARCOURT GENERAL INC.               COM     41163g101   17581  315800SH         Sole            315800
HELIX TECHNOLOGY CORP               COM     423319102   17530  746450SH         Sole            746450
KLA-TENCOR CORP                     COM     482480100   15096  383400SH         Sole            383400
MCCORMICK & CO-NON VTG SHRS         COM     579780206   26051  620400SH         Sole            620400
NABORS INDUSTRIES INC.              COM     629568106   17537  338300SH         Sole            338300
OFFICE DEPOT                        COM     676220106   16143 1844900SH         Sole           1844900
PHELPS DODGE CORP.                  COM     717265102    8076  201000SH         Sole            201000
RENAISSANCERE HOLDINGS LTD          COM     g7496g103    3991   57000SH         Sole             57000
SARA LEE CORP                       COM     803111103   17523  812000SH         Sole            812000
SCANA CORP                          COM     80589m102   17295  637000SH         Sole            936178
SKYWEST INC.                        COM     830879102    2339  100600SH         Sole            100600
SOUTHWEST AIRLINES                  COM     844741108   17031  959512SH         Sole            959512
TEXAS INDUSTRIES INC.               COM     882491103   15138  521450SH         Sole            521450
TOMMY HILFIGER CORP                 COM     G8915Z102   21583 1679600SH         Sole           1679600
TXU CORPORATION                     COM     882848104   23811  576250SH         Sole            576250
UNOCAL CORP                         COM     915289102   18886  546300SH         Sole            546300
WEATHERFORD INTERNATIONAL           COM     947074100   17439  353380SH         Sole            353380
WEYERHAEUSER CO.                    COM     962166104    9734  191650SH         Sole            191650
ZIONS BANCORPORATION                COM     989701107   22633  434500SH         Sole            434500
